Statements of Cash Flows - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,127,612)	$ (2,500,184)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	(5,892)	(153,191)
Interest earned on marketable securities held in Trust Account	(1,299)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(321,590)	69,127
Accounts payable and accrued expenses	687,531	1,867,286
Net cash used in operating activities	(768,862)	(716,962)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash withdrawn from Trust Account for payment to redeeming stockholders		45,952,279
Investments in marketable securities held in Trust Account	(57,338,908)	(1,853,471)
Withdrawal from Trust Account to pay taxes		400,000
Net cash provided by (used in) investing activities	(57,338,908)	44,498,808
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment to redeeming stockholders		(45,952,279)
Proceeds from convertible promissory notes, related party		1,250,000
Proceeds of notes payable – related party	300,000	1,146,784
Repayments of notes payable – related party	(300,000)
Issuance of common stock to founders for cash	25,000
Cash proceeds from sale of Units, net of underwriting discounts paid	55,905,720
Cash proceeds from sale of Private Units	2,945,980
Cash proceeds from issuance of underwriter’s unit purchase option	100
Payment of offering costs	(614,088)
Net cash (used in) provided by financing activities	58,262,712	(43,555,495)
NET CHANGE IN CASH	154,942	226,351
Cash – Beginning of period		154,942
Cash – End of period	154,942	381,293
Non-cash investing and financing activities:
Issuance of founder shares for related party payables	25,000
Accretion of common stock to redemption value	$ 1,733,440	$ 6,470,389